Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 282% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	282.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund's investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund's portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund's performance. The Fund's exposure to these three asset classes will be achieved primarily through investments in derivative instruments.

The portfolio managers manage the Fund's portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund's portfolio. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to diversify portfolio risk in a variety of market conditions.

The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds only long positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. The Fund's use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.

We expect the Fund's net asset value over a short to intermediate term to be volatile because of the significant use of derivatives and other instruments that provide economic leverage. Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for the Fund will be, on average, approximately 8%. The Fund's actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore the Fund's risk exposure may be materially higher or lower than the level targeted by the portfolio managers.

The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund's exposure to an asset class and may cause the Fund's net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.

The Adviser's investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment's theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.

Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.

The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments.

Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.

In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills. The approach focuses on three concepts: valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.

The Fund's equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. The Fund's fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term duration. The Fund's commodity exposure will be achieved through investments in exchange-traded funds (ETFs), commodity futures and swaps, exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.

The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary's derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.

The Fund generally will maintain 50% to 100% of its total assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund's obligations under derivative transactions. The larger the value of the Fund's derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

		The derivatives in which the Fund will invest will include but are not limited to futures, swap agreements and commodity-linked notes.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

CFTC Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to certain CFTC rules, and is promulgating new rules, which will subject the Fund and its wholly-owned subsidiary to regulation by the CFTC. The Fund and its wholly-owned subsidiary will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements. The Fund also will be subject to CFTC requirements related to processing derivatives transactions and tracking exposure levels to certain commodities. Compliance with these additional requirements will increase Fund expenses. Certain of the requirements that would apply to the Fund and its wholly-owned subsidiary have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. The Adviser believes that it is possible that compliance with CFTC regulations, if they are adopted as proposed, may adversely affect the ability of the Fund to achieve its objective.

Commodity-Linked Notes Risk. The Fund's investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund's significant investment exposure to the commodities markets, and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund's performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund's shares.

Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because the Fund's investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers the Fund's risk allocation process may not succeed in achieving its investment objective.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund's shares to its net asset value; (2) failure to develop or maintain an active trading market for the exchange-traded fund's shares; (3) the listing exchange halting trading of the exchange-traded fund's shares; (4) failure of the exchange-traded fund's shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund may invest are leveraged. The more the Fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to counterparty risk.

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to the Fund's use of derivatives that provide leveraged exposure to government bonds.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. The Fund's significant use of derivatives and leverage could, under certain market conditions, cause the Fund's losses to be more significant than other mutual funds and, in extreme market conditions, could cause a complete loss of your investment.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The Fund's significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results. Because the Fund's investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers' expectations may have a significant adverse effect on the Fund's net asset value. Further, the portfolio managers' use of instruments that provide economic leverage increases the volatility of the Fund's net asset value, which increases the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. The Fund has received private letter rulings from the Internal Revenue Service confirming that income derived from the Fund's investments in the Subsidiary and a form of commodity-linked note constitutes qualifying income to the Fund. However, the Internal Revenue Service has suspended issuance of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund's use of commodity-linked notes, or the Subsidiary, it could limit the Fund's ability to pursue its investment strategy. In this event, the Fund's Board of Trustees may authorize a significant change in investment strategy or Fund liquidation. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund's ability to recover should they default.

		Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
2010	rr_AnnualReturn2010	12.92%
2011	rr_AnnualReturn2011	10.30%
2012	rr_AnnualReturn2012	10.56%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2010): 7.04% Worst Quarter (ended June 30, 2012): -0.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	922
5 Years	rr_ExpenseExampleYear05	1,194
10 Years	rr_ExpenseExampleYear10	1,967
1 Year	rr_ExpenseExampleNoRedemptionYear01	669
3 Years	rr_ExpenseExampleNoRedemptionYear03	922
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,967
1 Year	rr_AverageAnnualReturnYear01	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	10.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	2,123
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,123
1 Year	rr_AverageAnnualReturnYear01	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	10.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
1 Year	rr_AverageAnnualReturnYear01	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	10.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	15.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Custom Balanced-Risk Allocation Broad Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Custom Balanced-Risk Allocation Style Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.30%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2009
Class A, B, C, R and Y | INVESCO BALANCED-RISK ALLOCATION FUND | Lipper Global Flexible Portfolio Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.24%
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2009